SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Number of shares
Unvested as of December 31, 2012
Granted	122,668
Unvested as of December 31, 2013	122,668
Weighted average grant date fair value
Unvested as of December 31, 2012
Granted	$ 16.5
Unvested as of December 31, 2013	$ 16.5